Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases
Expense relating to short-term and low-value leases	$ 51	$ 80	$ 102	$ 139
Interest expense on lease liabilities	26	18	44	40
Total	$ 77	$ 98	$ 146	$ 179